Document and Entity Information	Mar. 01, 2022
Cover [Abstract]
Entity Registrant Name	American Well Corp
Amendment Flag	false
Entity Central Index Key	0001393584
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39515
Entity Tax Identification Number	20-5009396
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	204-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 Par Value
Trading Symbol	AMWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false